Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	132 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000120647_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Large Cap Stock Fund
C000120647_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000120647_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,744
C000120647_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,805
C000120647_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,144
C000120647_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,911
C000120647_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,934
C000120647_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,769
C000120647_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	18,808
C000120647_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,140
C000120647_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,644
C000120647_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,288
C000120647_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000120647_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000120647_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000120647_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000120647_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000120647_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000120647_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000120647_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000120647_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000120647_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000120647_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000120647_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000019194_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Mega Cap Stock Fund
C000019194_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019194_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,764
C000019194_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,802
C000019194_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,085
C000019194_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,043
C000019194_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,336
C000019194_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,499
C000019194_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,136
C000019194_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,816
C000019194_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,589
C000019194_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,714
C000019194_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000019194_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019194_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,397
C000019194_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,336
C000019194_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,238
C000019194_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,788
C000019194_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,556
C000019194_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,720
C000019194_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,888
C000019194_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,457
C000019194_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,712
C000019194_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,033
C000019194_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000019194_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019194_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000019194_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000019194_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000019194_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000019194_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000019194_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000019194_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000019194_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000019194_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000019194_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000130146_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class Z
C000130146_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130146_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,779
C000130146_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,829
C000130146_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,140
C000130146_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,122
C000130146_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,430
C000130146_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,664
C000130146_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,298
C000130146_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,049
C000130146_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,924
C000130146_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	37,152
C000130146_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000130146_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130146_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,397
C000130146_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,336
C000130146_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,238
C000130146_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,788
C000130146_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,556
C000130146_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,720
C000130146_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,888
C000130146_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,457
C000130146_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,712
C000130146_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,033
C000130146_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000130146_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130146_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000130146_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000130146_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000130146_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000130146_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000130146_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000130146_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000130146_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000130146_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000130146_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000059102_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class M
C000059102_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000059102_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,377
C000059102_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,269
C000059102_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,432
C000059102_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,277
C000059102_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,475
C000059102_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,103
C000059102_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,802
C000059102_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	22,033
C000059102_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,159
C000059102_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,606
C000059102_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059102_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059102_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,397
C000059102_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,336
C000059102_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,238
C000059102_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,788
C000059102_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,556
C000059102_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,720
C000059102_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,888
C000059102_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,457
C000059102_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,712
C000059102_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,033
C000059102_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059102_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059102_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000059102_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000059102_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000059102_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000059102_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000059102_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000059102_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000059102_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000059102_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000059102_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000059103_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
C000059103_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059103_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,769
C000059103_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,805
C000059103_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,088
C000059103_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,048
C000059103_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,335
C000059103_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	21,498
C000059103_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,132
C000059103_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,806
C000059103_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	30,578
C000059103_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,692
C000059103_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059103_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059103_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,397
C000059103_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,336
C000059103_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,238
C000059103_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,788
C000059103_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,556
C000059103_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,720
C000059103_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,888
C000059103_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,457
C000059103_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,712
C000059103_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,033
C000059103_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059103_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059103_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000059103_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000059103_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000059103_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000059103_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000059103_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000059103_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000059103_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000059103_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000059103_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000059101_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class C
C000059101_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059101_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,668
C000059101_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,563
C000059101_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,696
C000059101_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,488
C000059101_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,630
C000059101_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	20,214
C000059101_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,808
C000059101_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,925
C000059101_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,092
C000059101_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,606
C000059101_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059101_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059101_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,397
C000059101_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,336
C000059101_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,238
C000059101_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,788
C000059101_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,556
C000059101_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,720
C000059101_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,888
C000059101_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,457
C000059101_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,712
C000059101_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,033
C000059101_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059101_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059101_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000059101_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000059101_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000059101_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000059101_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000059101_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000059101_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000059101_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000059101_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000059101_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000059099_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class A
C000059099_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000059099_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,184
C000059099_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,066
C000059099_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,240
C000059099_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	13,095
C000059099_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	13,328
C000059099_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,940
C000059099_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,697
C000059099_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	21,962
C000059099_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	28,140
C000059099_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,663
C000059099_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Top 200® Index
C000059099_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059099_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,397
C000059099_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,336
C000059099_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,238
C000059099_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,788
C000059099_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,556
C000059099_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,720
C000059099_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,888
C000059099_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,457
C000059099_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,712
C000059099_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,033
C000059099_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000059099_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000059099_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000059099_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000059099_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000059099_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000059099_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000059099_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000059099_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000059099_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000059099_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000059099_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000019191_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Growth Discovery Fund
C000019191_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019191_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,832
C000019191_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,298
C000019191_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,119
C000019191_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,681
C000019191_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,907
C000019191_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,919
C000019191_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,802
C000019191_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,125
C000019191_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	40,938
C000019191_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,950
C000019191_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
C000019191_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019191_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,188
C000019191_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,299
C000019191_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,063
C000019191_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,660
C000019191_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,316
C000019191_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,048
C000019191_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,304
C000019191_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,503
C000019191_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,008
C000019191_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,595
C000019191_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000019191_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019191_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,214
C000019191_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,104
C000019191_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,893
C000019191_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,141
C000019191_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000019191_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,253
C000019191_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,029
C000019191_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,825
C000019191_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,335
C000019191_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,822
C000064239_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000064239_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064239_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,843
C000064239_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,327
C000064239_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,169
C000064239_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,757
C000064239_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,023
C000064239_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	30,115
C000064239_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	24,983
C000064239_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	30,380
C000064239_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	41,316
C000064239_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	46,408
C000064239_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
C000064239_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064239_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,188
C000064239_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,299
C000064239_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	15,063
C000064239_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,660
C000064239_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,316
C000064239_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	29,048
C000064239_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,304
C000064239_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	29,503
C000064239_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,008
C000064239_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	45,595
C000064239_LG_2_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
C000064239_2_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064239_2_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,214
C000064239_2_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,104
C000064239_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,893
C000064239_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,141
C000064239_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,130
C000064239_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,253
C000064239_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,029
C000064239_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,825
C000064239_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	29,335
C000064239_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	33,822
C000019193_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Fund
C000019193_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019193_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,917
C000019193_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,339
C000019193_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,324
C000019193_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,427
C000019193_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,386
C000019193_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,809
C000019193_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,095
C000019193_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,327
C000019193_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,329
C000019193_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,134
C000019193_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000019193_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000019193_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000019193_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000019193_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000019193_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000019193_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000019193_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000019193_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000019193_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000019193_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000019193_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	35,936
C000064240_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Class K
C000064240_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064240_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	9,928
C000064240_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	11,363
C000064240_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,367
C000064240_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	14,486
C000064240_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	17,470
C000064240_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,947
C000064240_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,226
C000064240_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,509
C000064240_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,597
C000064240_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	36,461
C000064240_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000064240_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064240_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,399
C000064240_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,260
C000064240_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	14,023
C000064240_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,483
C000064240_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	16,645
C000064240_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	23,436
C000064240_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,948
C000064240_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,053
C000064240_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	31,204
C000064240_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 35,936